PHOENIX-KAYNE FUNDS
                 (FORMERLY KAYNE ANDERSON RUDNICK MUTUAL FUNDS)

                PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND
      (FORMERLY KAYNE ANDERSON RUDNICK INTERMEDIATE TOTAL RETURN BOND FUND)
                                       AND
            PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
  (FORMERLY KAYNE ANDERSON RUDNICK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND)



   Supplement dated December 30, 2002 to the Prospectus dated August 30, 2002


The after-tax performance information for the Phoenix-Kayne Intermediate Total Return Bond Fund and the Phoenix-Kayne California Intermediate Tax-Free Bond Fund as shown in the funds' current prospectus is incorrect and, in fact, understates each fund's after-tax performance. The Average Annual Total Return Tables for each fund are hereby corrected as shown below.

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND

 ---------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS                                                                    SINCE
   (FOR THE PERIODS ENDING 12/31/01)                         ONE YEAR         FIVE YEARS       INCEPTION(1)
 ---------------------------------------------------------------------------------------------------------------
   Class X
 ---------------------------------------------------------------------------------------------------------------
      Return Before Taxes                                     7.98%             6.24%              6.06%
 ---------------------------------------------------------------------------------------------------------------
      Return After Taxes on Distributions(2)                  5.47%             4.06%              3.90%
 ---------------------------------------------------------------------------------------------------------------
      Return After Taxes on Distributions and                 5.16%             3.95%              3.81%
      Sales of Fund Shares(2)
 ---------------------------------------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index(3)                    8.44%             7.43%              7.33%
 ---------------------------------------------------------------------------------------------------------------
   Lehman Brothers Government/Credit Intermediate Bond        8.96%             7.10%             6.99%(5)
   Index(4)
 ---------------------------------------------------------------------------------------------------------------

(1) Since October 28, 1996.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. Index performance does not reflect sales charges.

(4) The Lehman Brothers Government/Credit Intermediate Bond Index is an unmanaged, commonly used measure of bond market total return performance. It includes securities in the Lehman Brothers Government and the Lehman Brothers Corporate Indexes. Index performance does not reflect sales charges.

(5) Index performance since October 31, 1996.


PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

 --------------------------------------------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS                                                                  SINCE
   (FOR THE PERIODS ENDING 12/31/01)                        ONE YEAR      FIVE YEARS         INCEPTION(1)
 --------------------------------------------------------------------------------------------------------------
   Class X
 --------------------------------------------------------------------------------------------------------------
      Return Before Taxes                                    4.26%           4.47%              4.31%
 --------------------------------------------------------------------------------------------------------------
      Return After Taxes on Distributions(2)                 4.13%           4.44%              4.29%
 --------------------------------------------------------------------------------------------------------------
      Return After Taxes on Distributions and                4.48%           4.40%              4.26%
      Sales of Fund Shares(2)
 --------------------------------------------------------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index(3)                   8.44%           7.43%              7.33%
 --------------------------------------------------------------------------------------------------------------
   S&P California Municipal Bond Index(4)                    4.69%         5.26%(5)           5.30%(5)
 --------------------------------------------------------------------------------------------------------------
   Lehman Brothers 5-Year Municipal Bond Index(6)            6.21%           5.35%            5.39%(7)
 --------------------------------------------------------------------------------------------------------------

(1) Since October 28, 1996.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. Index performance does not reflect sales charges.

(4) The S&P California Municipal Bond Index is an unmanaged index comprised of all California bonds in the S&P/Investortools Municipal Bond Index universe. This Index has replaced the Lehman Brothers 5-Year Municipal Bond Index as it more specifically reflects the performance of the market sector in which the fund invests.

(5) For periods prior to January 1, 1999, the S&P California
Municipal Bond Index is linked to the Lehman Brothers 5-Year Municipal Bond
Index.

(6) The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged, commonly used measure of short-term municipal bond market total return performance. Index performance does not reflect sales charges.

(7) Index performance since October 31, 1996.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 1718FIPerf(12/02)

                              PHOENIX-KAYNE FUNDS
                 (FORMERLY KAYNE ANDERSON RUDNICK MUTUAL FUNDS)

                PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND
      (FORMERLY KAYNE ANDERSON RUDNICK INTERMEDIATE TOTAL RETURN BOND FUND)
                                       AND
            PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
  (FORMERLY KAYNE ANDERSON RUDNICK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND)

                    Supplement dated December 30, 2002 to the
        Statement of Additional Information ("SAI") dated August 30, 2002


The after-tax performance information for the Phoenix-Kayne Intermediate Total Return Bond Fund and the Phoenix-Kayne California Intermediate Tax-Free Bond Fund as shown on page 18 of the funds' current SAI is incorrect and, in fact, understates each fund's after-tax performance. The Average Annual Total Return Table for each fund is hereby corrected as shown below.

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND
                                AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
                                                             1 YEAR            5 YEARS       SINCE INCEPTION   INCEPTION DATE
                                                             ------            -------       ---------------   --------------

TOTAL RETURN BOND FUND--CLASS X SHARES                                                                            10/28/96
Return Before Taxes                                          7.98%             6.24%              6.06%
Return After Taxes on Distributions                          5.47%             4.06%              3.90%
Return After Taxes on Distributions                          5.16%             3.95%              3.81%
 and Sale of Fund Shares

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                                AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001
                                                             1 YEAR            5 YEARS       SINCE INCEPTION   INCEPTION DATE
                                                             ------            -------       ---------------   --------------

CALIFORNIA BOND FUND--CLASS X SHARES                                                                               10/28/96
Return Before Taxes                                          4.26%             4.47%              4.31%
Return After Taxes on Distributions                          4.13%             4.44%              4.29%
Return After Taxes on Distributions                          4.48%             4.40%              4.26%
 and Sale of Fund Shares

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1719(SAI)FIPerf(12/02)

                               PHOENIX-KAYNE FUNDS
                 (FORMERLY KAYNE ANDERSON RUDNICK MUTUAL FUNDS)

                    Supplement dated December 30, 2002 to the
            Statement of Additional Information dated August 30, 2002

At the Special Meeting of Shareholders held on November 5, 2002, shareholders elected as Trustees the five nominees proposed. They are: E. Virgil Conway, Harry Dalzell-Payne, Philip R. McLoughlin, Geraldine M. McNamara and Everett L. Morris. Upon the election of these individuals, the former members of the Board of Trustees resigned as members of the Board and of any committees thereof on which they served.

Accordingly the information about the former Trustees is hereby removed from the section "Management of the Trust" beginning on page 33 of the current Statement of Additional Information and is replaced with the following information about the new Trustees:

                                               INDEPENDENT TRUSTEES

------------------------------------ ---------------- ------------------ ----------------------------------------------------------
                                                           NUMBER OF
                                                     PORTFOLIOS IN FUND
                                                       COMPLEX OVERSEEN                   PRINCIPAL OCCUPATION(S)
   NAME, (AGE), AND ADDRESS             LENGTH OF         BY TRUSTEE                      DURING PAST 5 YEARS AND
   ------------------------            TIME SERVED        ----------                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                       -----------                                     -----------------------------------
------------------------------------ ---------------- ------------------ ----------------------------------------------------------
E. Virgil Conway (73)                  Served since          38          Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC              November 2002.                    since 2001.  Trustee/Director, Realty Foundation of New
101 Park Avenue                                                          York (1972-present), Pace University (1978-present),
New York, NY 10178                                                       New York Housing Partnership Development Corp.
                                                                         (Chairman) (1981-present), Greater New York Councils,
                                                                         Boy Scouts of America (1985-present), Academy of
                                                                         Political Science (Vice Chairman) (1985-present),
                                                                         Urstadt Biddle Property Corp. (1989-present), The
                                                                         Harlem Youth Development Foundation (1998-present).
                                                                         Chairman, Metropolitan Transportation Authority (1992-2001)
                                                                         Director, Trism, Inc. (1994-2001), Consolidated
                                                                         Edison Company of New York, Inc. (1970-2002),
                                                                         Atlantic Mutual Insurance Company (1974-2002),
                                                                         Centennial Insurance Company (1974-2002), Josiah
                                                                         Macy, Jr., Foundation (1975-2002), Union Pacific Corp.
                                                                         (1978-2002), Blackrock Freddie Mac Mortgage
                                                                         Securities Fund (Advisory Director) (1990-2002),
                                                                         Accuhealth (1994-2002).
------------------------------------ ---------------- ------------------ ----------------------------------------------------------
Harry Dalzell-Payne (73)               Served since          38          Currently retired.
The Flat, Elmore Court                 November 2002.
Elmore, GL05, GL2 3NT U.K.

------------------------------------ ---------------- ------------------ ----------------------------------------------------------
Geraldine M. McNamara (51)             Served since          36          Managing Director, U.S. Trust Company of New York
United States Trust Company of NY      November 2002.                    (private bank) (1982-present).
114 West 47th Street
New York, NY 10036

------------------------------------ ---------------- ------------------ ----------------------------------------------------------
Everett L. Morris (74)                 Served since          38          Vice President, W.H. Reaves and Company (investment
W.H. Reaves and Company                November 2002.                    management) (1993-present).
10 Exchange Place
Jersey City, NJ 07302

------------------------------------ ---------------- ------------------ ----------------------------------------------------------

                               INTERESTED TRUSTEE

The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------ ---------------- ------------------ ----------------------------------------------------------
                                                          NUMBER OF
                                                        PORTFOLIOS IN
      NAME (AGE), ADDRESS AND          LENGTH OF       FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
      POSITION(S) WITH TRUST           TIME SERVED       OVERSEEN BY                      DURING PAST 5 YEARS AND
      ----------------------           -----------         TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                                           -------                  -----------------------------------
------------------------------------ ---------------- ------------------ ----------------------------------------------------------
*Philip R. McLoughlin (56)             Served since          49          Director, PXRE Corporation (Delaware) (1985-present),
56 Prospect Street                     November 2002.                    World Trust Fund (1991-present).  Chairman (1997-2002),
Hartford, CT 06115-0480                                                  Director (1995-2002), Vice Chairman (1995-1997) and
                                                                         Chief Executive Officer (1995-2002), Phoenix Investment
Chairman                                                                 Partners, Ltd. Director, Executive Vice President and
                                                                         Chief Investment Officer, The Phoenix Companies, Inc.
                                                                         (2001-2002).  Director (1994-2002) and Executive Vice
                                                                         President, Investments (1988-2002), Phoenix Life
                                                                         Insurance Company. Director (1983-2002) and Chairman
                                                                         (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                         (1984-2002) and President (1990-2000), Phoenix Equity
                                                                         Planning Corporation. Chairman and Chief Executive
                                                                         Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                         Director and President, Phoenix Investment Management
                                                                         Company (2001-2002). Director and Executive Vice
                                                                         President, Phoenix Life and Annuity Company (1996-2002).
                                                                         Director and Executive Vice President, PHL Variable
                                                                         Insurance Company (1995-2002). Director, Phoenix
                                                                         National Trust Company (1996-2002). Director and Vice
                                                                         President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                                         Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                         President (1992-1994), WS Griffith Securities, Inc.

------------------------------------ ---------------- ------------------ ----------------------------------------------------------

   * Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd., and its affiliates.


                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

At the first meeting of the reconstituted Board of Trustees held on November 19, 2002, the individuals named below were elected officers of the Trust. Accordingly, the following table replaces the table containing information about the former officers found under the subheading "Officers of the Trust Who Are Not Trustees" on page 34 of the current Statement of Additional Information.


------------------------------------ ---------------------- -----------------------------------------------------------------------
                                       POSITION(S) HELD
                                        WITH TRUST AND
                                        LENGTH OF TIME                             PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND ADDRESS                 SERVED                                 DURING PAST 5 YEARS
     ------------------------                ------                                 -------------------
------------------------------------ ---------------------- -----------------------------------------------------------------------
Allan M. Rudnick (61)                  President and Chief     President and Chief Investment Officer, Kayne Anderson
Kayne Anderson Rudnick                 Investment Officer      Rudnick Investment Management, LLC (1989-present).
Investment Management, LLC             since 1995; Chief
1800 Avenue of the Stars               Executive Officer
Suite 200                              since 2002; Trustee
Los Angeles, CA 90067                  (1995-2002).
------------------------------------ ---------------------- -----------------------------------------------------------------------
William R. Moyer (58)                  Executive Vice          Executive Vice President and Chief Financial Officer (1999-present),
56 Prospect Street                     President since 2002.   Senior Vice President and Chief Financial Officer (1995-1999),
Hartford, CT 06115-0480                                        Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                               Vice President, Finance (1990-present), Chief Financial Officer
                                                               (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                               Planning Corporation. Director (1998-present), Senior Vice President
                                                               (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                               (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                               President and Chief Financial Officer, Duff & Phelps Investment
                                                               Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                               (1990-present).

------------------------------------ ---------------------- -----------------------------------------------------------------------
John F. Sharry (50)                    Executive Vice          President, Private Client Group (1999-present), Executive Vice
56 Prospect Street                     President since         President, Retail Division (1997-1999), Phoenix Investment Partners,
Hartford, CT 06115-0480                2002.                   Ltd. President, Private Client Group, Phoenix Equity Planning
                                                               Corporation (2000-present).  Executive Vice President, Phoenix Fund
                                                               Complex (1998-present).
------------------------------------ ---------------------- -----------------------------------------------------------------------
Ralph Walter (55)                      Chief Operating         Chief Operating Officer and Treasurer, Kayne Anderson Rudnick
Kayne Anderson Rudnick Investment      Officer and             Investment Management, LLC (2000-present).  Chief Administrative
Management, LLC                        Treasurer since         Officer, ABN AMRO (1986-2000).
1800 Avenue of the Stars               2000; Chief
Suite 200                              Financial Officer
Los Angeles, CA 90067                  since 2002.
------------------------------------ ---------------------- -----------------------------------------------------------------------
Robert S. Driessen (55)                Vice President          Vice President and Compliance Officer, Phoenix Investment Partners,
56 Prospect Street                     since  2002.            Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
Hartford, CT 06115-0480                                        (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                               Compliance Officer (2000-present) and Associate Compliance Officer
                                                               (1999), PXP Securities Corp. Vice President, Risk Management Liaison,
                                                               Bank of America (1996-1999). Vice President, Securities Compliance,
                                                               The Prudential Insurance Company of America (1993-1996). Branch
                                                               Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                               of Investment Management (1972-1993).

------------------------------------ ---------------------- -----------------------------------------------------------------------


------------------------------------ ---------------------- -----------------------------------------------------------------------
                                       POSITION(S) HELD
                                        WITH TRUST AND
                                        LENGTH OF TIME                            PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND ADDRESS                SERVED                                 DURING PAST 5 YEARS
     ------------------------               ------                                   -------------------
------------------------------------ ---------------------- -----------------------------------------------------------------------
Richard J. Wirth (44)                  Vice President,         Vice President and Insurance and Investment Products Counsel
One American Row                       Secretary and           (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102                     Counsel since 2002.

------------------------------------ ---------------------- -----------------------------------------------------------------------


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1719/Trustees (12/02)